CVC - INTERIM FINANCIAL INFORMATION (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Selected Quarterly Financial Information
Selected Quarterly Financial Information
for the years ended December 31, 2017 and 2016:

	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017 (a)	Total 2017
Residential:
Pay TV	$1,083,878	$1,071,163	$1,069,946	$1,049,135	$4,274,122
Broadband	625,918	642,620	658,278	681,779	2,608,595
Telephony	180,961	178,261	172,479	169,064	700,765
Business services and wholesale	319,420	323,641	324,642	330,510	1,298,213
Advertising	83,361	97,501	89,292	121,712	391,866
Other	8,721	9,176	7,884	7,608	33,389
Revenue	2,302,259	2,322,362	2,322,521	2,359,808	9,306,950
Operating expenses	(2,052,149)	(2,069,094)	(2,201,946)	(2,142,753)	(8,465,942)
Operating income	$250,110	$253,268	$120,575	$217,055	$841,008
Net income (loss)	$(76,188)	$(479,939)	$(192,434)	$2,243,325	$1,494,764
Net income attributable to noncontrolling interests	(237)	(365)	(135)	(850)	(1,587)
Net income (loss) attributable to Altice USA Inc.'s stockholders	$(76,425)	$(480,304)	$(192,569)	$2,242,475	$1,493,177
Basic and diluted net income (loss) per share attributable to Altice USA Inc.'s stockholders	$(0.12)	$(0.73)	$(0.26)	$3.04	$2.15

(a)
Pursuant to the enactment of the Tax Reform on December 22, 2017, the Company recorded a noncash deferred tax benefit of $2,332,677 to remeasure the net deferred tax liability to adjust for the reduction in the corporate federal income tax rate 35% to 21% which is effective on January 1, 2018.

	March 31, 2016	June 30, 2016	September 30, 2016	December 31, 2016	Total 2016
Residential:
Pay TV	$279,736	$370,122	$1,066,019	$1,072,996	$2,788,873
Broadband	196,691	245,568	594,932	614,383	1,651,574
Telephony	39,735	55,855	185,834	184,347	465,771
Business services and wholesale	84,404	111,193	309,366	314,578	819,541
Advertising	20,887	29,843	90,555	110,764	252,049
Other	6,136	10,920	13,515	8,833	39,404
Revenue	627,589	823,501	2,260,221	2,305,901	6,017,212
Operating expenses	(573,329)	(777,564)	(2,115,955)	(2,087,555)	(5,554,403)
Operating income	$54,260	$45,937	$144,266	$218,346	$462,809
Net loss	$(140,748)	$(282,129)	$(172,553)	$(236,049)	$(831,479)
Net loss (income) attributable to noncontrolling interests	—	364	(256)	(659)	(551)
Net loss attributable to Altice USA, Inc. stockholders	$(140,748)	$(281,765)	$(172,809)	$(236,708)	$(832,030)
Basic and diluted net loss per share attributable to Altice USA Inc.'s stockholders	$(0.22)	$(0.43)	$(0.27)	$(0.36)	$(1.28)

Cablevision Systems Corporation And Subsidiaries
Selected Quarterly Financial Information
Selected Quarterly Financial Information
The following is a summary of the Company's selected quarterly financial data:

	Predecessor
2016:	March 31, 2016	April 1 to June 20, 2016

Revenue	$1,645,890	$1,491,714
Operating expenses	(1,394,635)	(1,267,663)
Operating income	$251,255	$224,051
Net income	$94,311	$69,201
Net loss attributable to noncontrolling interests	66	170
Net income attributable to Cablevision Systems Corporation stockholders	$94,377	$69,371

Basic income per share attributable to Cablevision Systems Corporation stockholders:
Income from continuing operations, net of income taxes	$0.35	$0.25
Loss from discontinued operations, net of income taxes	$—	$—
Net income	$0.35	$0.25

Diluted income per share attributable to Cablevision Systems Corporation stockholders:
Income from continuing operations, net of income taxes	$0.34	$0.25
Loss from discontinued operations, net of income taxes	$—	$—
Net income	$0.34	$0.25

Amounts attributable to Cablevision Systems Corporation stockholders:
Income from continuing operations, net of income taxes	$94,377	$69,371
Loss from discontinued operations, net of income taxes	—	—
Net income	$94,377	$69,371

	Predecessor
2015:	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015	Total 2015
Revenue	$1,622,352	$1,661,940	$1,624,828	$1,636,425	$6,545,545
Operating expenses	(1,398,601)	(1,417,476)	(1,441,712)	(1,439,285)	(5,697,074)
Operating income	$223,751	$244,464	$183,116	$197,140	$848,471
Income from continuing operations, net of income taxes	$54,901	$75,676	$23,431	$33,781	$187,789
Income (loss) from discontinued operations, net of income taxes	(10,502)	—	(406)	(1,633)	(12,541)
Net income	44,399	75,676	23,025	32,148	175,248
Net loss (income) attributable to noncontrolling interests	234	(81)	78	(30)	201
Net income attributable to Cablevision Systems Corporation stockholders	$44,633	$75,595	$23,103	$32,118	$175,449

Basic income per share attributable to Cablevision Systems Corporation stockholders:
Income from continuing operations, net of income taxes	$0.21	$0.28	$0.09	$0.12	$0.70
Income (loss) from discontinued operations, net of income taxes	$(0.04)	$—	$—	$(0.01)	$(0.05)
Net income	$0.17	$0.28	$0.09	$0.12	$0.65

Diluted income per share attributable to Cablevision Systems Corporation stockholders:
Income from continuing operations, net of income taxes	$0.20	$0.27	$0.08	$0.12	$0.68
Income (loss) from discontinued operations, net of income taxes	$(0.04)	$—	$—	$(0.01)	$(0.05)
Net income	$0.16	$0.27	$0.08	$0.12	$0.63

Amounts attributable to Cablevision Systems Corporation stockholders:
Income from continuing operations, net of income taxes	$55,135	$75,595	$23,509	$33,751	$187,990
Income (loss) from discontinued operations, net of income taxes	(10,502)	—	(406)	(1,633)	(12,541)
Net income	$44,633	$75,595	$23,103	$32,118	$175,449